Organization and Principal Activities	12 Months Ended
Dec. 31, 2021
Organization and Principal Activities
Organization and Principal Activities

1.Organization and Principal Activities

(a)Principal activities

Ecmoho Limited (the “Company”), an exempted company with limited liability incorporated in the Cayman Islands, together with (i) its various equity-owned consolidated subsidiaries, (ii) its controlled affiliate Shanghai Yibo Medical Device Co., Ltd (“Yibo or Yibo VIE”) and Yang Infinity (Shanghai) Biotechnology Co., Limited (“Yang or Yang VIE”) and Yang VIE’s subsidiary are collectively referred to as the “Group”. The Company serves as an investment holding company with no operations of its own. The Group is primarily engaged in e-commerce business and sells products to consumers and retailers. The Group also provides services including online store operating services, promotion and marketing services to its brand partners and other brand customers.

As of December 31, 2021, the Company’s principal subsidiaries and VIEs are as follows:

			Percentage
			of direct
	Date of	Place of	or indirect	Principle
Name of subsidiaries and VIEs	establishment/acquisition	incorporation	ownership	activities
Subsidiaries of the Company:
ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”)	Established on June 27, 2018	Hong Kong	100.00%	Investment holding
Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)	Established on December 23, 2011	PRC	100.00%	Product sales and services
Jianyikang Health Technology (Shanghai) Co., Limited	Established on May 21, 2018	PRC	100.00%	Product sales
Ecmoho (Hong Kong) Limited	Established on April 1, 2015	Hong Kong	100.00%	Product sales and services
Import It Corp.	Established on September 4, 2012	BVI	100.00%	Product sales and services
Shanghai Tonggou Information Technology Co., Limited	Established on May 20, 2013	PRC	100.00%	Product sales and services
Yijiasancan (Shanghai) E-commerce Co., Ltd.	Established on August 21, 2013	PRC	100.00%	Product sales and services
Shanghai Hengshoutang Health Technology Co., Limited	Established on April 11, 2016 and divested in October 2020	PRC	70.00%	Product sales
Qinghai Hengshoutang Plateau Medicine Co., Limited	Acquired on March 21, 2017 and divested in October 2020	PRC	70.00%	Product sales
Shanghai Jieshi Technology Co., Limited	Acquired on December 16, 2016 and disposed in July 2020	PRC	100.00%	Product sales
Shanghai ECMOHO Health Technology Co., Limited	Established on May 5, 2015	PRC	100.00%	Product sales
Hangzhou Duoduo Supply Chain Management Co., Limited	Acquired on April 25, 2017	PRC	100.00%	Bonded area warehousing
ECMOHO Co., Ltd. (Korea)	Established on August 27, 2018	Korea	100.00%	Product sales
Yi Ling (Shanghai) Information Technology Co., Limited	Established on August 30, 2018	PRC	100.00%	Intercompany services
Xianggui (Shanghai) Biotechnology Co., Ltd.	Established on September 28, 2018 and divested in April 2020	PRC	60.00%	Product sales and services
Shanghai Juyi Information Technology Co., Ltd. (1)	Established on October 15, 2018 and divested in September 2021	PRC	100.00%	Product sales and services
Yipinda (Shanghai) Health Technology Co., Ltd.	Established on February 27, 2019	PRC	100.00%	Product sales
ECMOHO Co., Ltd. (Japan) (2)	Established on July 15, 2016, dissolved in August 2021	Japan	100.00%	Inactive
Ecmoho USA Ltd.	Established on October 26, 2017	USA	100.00%	Inactive
Shanghai Yiheng Yimei Biotechnology Co., Ltd. (Yimei Biotech) (2)	Established on September 22, 2020, dissolved in July 2021	PRC	51.00%	Inactive
Shanghai Kailing Health Technology Co., Ltd. (Kailing)	Established on March 5, 2020	PRC	51.00%	Product sales
Shanghai Ranyao Digital Media Technology Co., Ltd. (Ranyao)	Established on September 30, 2020, increased ownership to 90% in October 2021	PRC	90.00%	Startup
Guangzhou ECMOHO Health Technology Co., Limited (Guangzhou Yiheng) (2)	Established on August 14, 2020, dissolved in July 2021	PRC	51.00%	Inactive
Shanghai Hengcang Supply Chain Management Co., Ltd.	Established on August 1, 2018	PRC	100.00%	Warehousing service
Zhengzhou ECMOHO Health Technology Co., Ltd. (2)	Established on July 6, 2015, dissolved in July 2021	PRC	100.00%	Inactive
ECMOHO (Hong Kong) Development Limited (“ECMOHO Development”)	Established on December 28, 2020	Hong Kong	100.00%	Startup
ECMOHO (Hong Kong) Information Management Limited (“ECMOHO Information Management”)	Established on December 28, 2020	Hong Kong	100.00%	Startup
Shanghai Kangyao Technology Co., Limited	Established on January 8, 2021	PRC	51.00%	Product sales
Shanghai Ranyi Information Technology Co., Limited	Established on January 14, 2021	PRC	51.00%	Product sales and services
Wuhu Hengcang Supply Chain Management Co., Limited	Established on January 18, 2021	PRC	100.00%	Storage service
Shanghai Yiyao Information Technology Co., Limited	Established on January 11, 2021	PRC	51.00%	Product sales
Shanghai Boyi Information Technology Co., Limited (1)	Established on January 14, 2021 and divested in April 2021	PRC	51.00%	Product sales
Y Tech (Hong Kong) Health Technology Limited	Established on January 22, 2021	Hong Kong	51.00%	Inactive
May Sky (Hong Kong) Health Management Limited	Established on January 20, 2021	Hong Kong	51.00%	Inactive
ECMOHO (Hong Kong) International Trade Company Limited	Established on January 4, 2021	Hong Kong	51.00%	Inactive
Variable Interest Entity (“VIE”):
Shanghai Yibo Medical Device Co., Ltd (“Yibo or Yibo VIE”)	Established on April 21, 2017	PRC	100.00%	Operates the Company’s own online e-commerce platform
Yang Infinity (Shanghai) Biotechnology Co., Limited (“Yang or Yang VIE”)	Established on November 15, 2018 and divested in April 2020	PRC	60.00%	Product sales
Subsidiary of Variable Interest Entity (“VIE subsidiary”):
Yinchuan Xianggui Internet Hospital Co., Ltd	Established on May 17, 2019 and divested in April 2020	PRC	60.00%	Product sales

(1)	Disposed during the year ended December 31, 2021 (see item d below).
(2)	The dissolution of ECMOHO Co. Ltd (Japan), Shanghai Yiheng Yimei Biotechnology Co., Ltd., Guangzhou ECMOHO Health Technology Co., Limited and Zhengzhou ECMOHO Health Technology Co., Ltd. did not have a material impact to the Company’s consolidated financial statements.

(b)Reorganization

The Group commenced its operations in December 2011 through ECMOHO Shanghai, a People’s Republic of China (“the PRC”) company established by Ms. Zoe Wang and Mr. Leo Zeng, who are in spousal relationship (collectively known as “the Founders”).

In 2015 and 2016, ECMOHO Shanghai offered 19% and 12% of its equity interests with preferential rights to Round A and Round B Investors with the consideration of US$ 13,081,880 and US$ 24,000,000, respectively (Note 19).

In April 2018, one of the Round A Investors (“Exit Investor”) sold all its 8.36% equity interest with preferential rights to the Founders for cash (Note 19).

To facilitate offshore financing, an offshore corporate structure was formed in August 2018 (the “Reorganization”), which was carried out as follows:

1)	In June 2018, the Company was incorporated in the Cayman Islands by the Founders.
2)	In June 2018, ECMOHO HK was incorporated in Hong Kong with 100% ownership by the Company.
3)	In July 2018, ECMOHO HK legally acquired 97.5% of the equity interest of ECMOHO Shanghai from the Founders and most of the Investors, except for 2.5% equity interests held by certain of the Investors (“NCI holders”), with the cash consideration of US$ 18,737,426. Such consideration shall be used by these Founders and Investors to subscribe ordinary shares and preferred shares of the Company to exchange its equity interests of ECMOHO Shanghai for Reorganization purpose. As of December 31, 2018, consideration of US$14,475,846 has been paid, and consideration of US$ 4,261,580 remained outstanding and was presented as amounts due to related parties on the consolidated balance sheets. The remaining consideration of US$ 4,261,580 was fully paid in 2019.
4)	In August 2018, the Founders subscribed 9,519,000 Class A Ordinary Shares and 75,150,400 Class B Ordinary Shares of the Company with the cash consideration of US$ 15,261,676 (part of the above mentioned cash consideration of US$ 18,737,426), in the same proportions as the percentage of equity interest they held in ECMOHO Shanghai before the Reorganization. As of December 31, 2018, consideration of US$ 6,000,376 has been received, and consideration of US$ 9,261,300 remained outstanding and was presented as subscriptions receivable, a contra-equity balance on the consolidated balance sheets. The remaining consideration of US$ 9,261,300 was fully received in 2019.

The 9,519,000 Class A Ordinary Shares were in connection with the 8.36% equity interests the Founder purchased from the Exit Investor. The Founders gave up the preferential rights associated with the equity interests simultaneously with the issuance of such Class A Ordinary Shares (Note 19). In August 2018, the Founders sold 8,880,894 out of the 9,519,000 Class A Ordinary Shares to third party investors (Note 21).

5)	In September 2018, the Round A and Round B Investors, except for the NCI holders, subscribed for 9,519,000 Class A-1 and 10,817,000 Class A-2 Ordinary Shares with preferential rights of the Company with the total cash consideration of US$ 3,475,750 (the remaining part of the above mentioned cash consideration of US$ 18,737,426), all in the same proportions, on an as converted basis, as the percentage of equity interest they held in ECMOHO Shanghai before the Reorganization. As of December 31, 2018, consideration of US$ 3,386,528 has been received, and consideration of US$ 89,222 remained outstanding and was presented as subscriptions receivable, a contra mezzanine equity balance on the consolidated balance sheets. The remaining consideration of US$ 89,222 was fully received in 2019 (Note 19).

The Reorganization was a recapitalization with no substantial changes in the shareholding of the Company. Therefore, it was accounted for using historical costs with assets and liabilities reflected at carryover basis. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods.

(c)VIE arrangements

To comply with the relevant PRC laws and regulations, the Company operates its internet-based business in which foreign investment is restricted or prohibited through its Yibo VIE. To provide the Company the control of the Yibo VIE, ECMOHO Shanghai entered into a series of contractual arrangements with the Yibo VIE or its equity holders as follows:

Exclusive Technology Consulting and Service Agreement

Under the exclusive technology consulting and service agreement between ECMOHO Shanghai and Yibo VIE, ECMOHO Shanghai has the exclusive right to provide to Yibo VIE consulting and services related to, among other things, research and development, system operation, advertising, internal training and technical support. ECMOHO Shanghai has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. In exchange, Yibo VIE agrees to pay ECMOHO Shanghai an annual service fee, at an amount that is agreed by ECMOHO Shanghai. Unless ECMOHO Shanghai provides valid notice of termination 90 days prior to the term of agreement ending, this agreement will remain effective for 10-years to be automatically renewed for another 10 years thereafter.

Powers of Attorney

The shareholders of Yibo VIE, have each executed a power of attorney to irrevocably appoint ECMOHO Shanghai or its designated person as their attorney-in-fact to exercise all of their rights as shareholders of Yibo VIE, including, but not limited to, the right to convene and attend shareholder meetings, vote on any resolution that requires a shareholder vote, such as the appointment or removal of directors and executive officers, and other voting rights pursuant to the then-effective articles of association of Yibo VIE. The power of attorney will remain in force for so long as the controlling shareholders remain the shareholders of Yibo VIE.

Equity Pledge Agreement

Pursuant to the equity pledge agreement among ECMOHO Shanghai, Yibo VIE, and the shareholders of Yibo VIE, the shareholders pledged all of their equity interests in Yibo VIE to guarantee their and Yibo VIE’s performance of their obligations under the contractual arrangements including the exclusive technology consulting and service agreement, the exclusive option agreement and the power of attorney. In the event of a breach by Yibo VIE or its shareholders of contractual obligations under these agreements, ECMOHO Shanghai, as pledgee, will have the right to dispose of the pledged equity interests in Yibo VIE. The shareholders of Yibo VIE also undertake that, during the term of the equity pledge agreement, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. During the term of the equity pledge agreement, ECMOHO Shanghai has the right to receive all of the dividends and profits distributed on the pledged equity interests. As of the date of this prospectus, the equity pledge for the Company’s variable interest equity has been registered with local PRC authorities.

Spousal Consent Letters

Pursuant to the spousal consent letter, each of the respective spouse of the shareholders of Yibo VIE, unconditionally and irrevocably agreed that the equity interest in Yibo VIE held by and registered in the name of his/her spouse will be disposed of pursuant to the equity pledge agreement, the exclusive call option agreement and the power of attorney. The spouse agreed not to assert any rights over the equity interest in Yibo VIE held by his/her spouse. In addition, in the event that the spouse obtains any equity interest in Yibo VIE held by his/her spouse for any reason, the spouse agreed to be bound by the contractual arrangements.

Exclusive Call Option Agreement

Pursuant to the exclusive call option agreement between ECMOHO Shanghai, Yibo VIE and its shareholders, the shareholders of Yibo VIE irrevocably grant ECMOHO Shanghai an exclusive option to purchase, at its discretion, or have its designated person to purchase, to the extent permitted under PRC law, all or part of the equity interests in Yibo VIE. The purchase price shall be the lowest price permitted by applicable PRC law. In addition, Yibo VIE has granted ECMOHO Shanghai an exclusive option to purchase, at its discretion, or have its designated person to purchase, to the extent permitted under PRC law, all or part of Yibo VIE’s assets at the book value of such assets, or at the lowest price permitted by applicable PRC law, whichever is higher. The shareholders of Yibo VIE undertake that, without the Company’s prior written consent or the prior written consent of ECMOHO Shanghai, they may not increase or decrease the registered capital, dispose of its assets, incur any debt or guarantee liabilities, enter into any material purchase agreements, conduct any merger, acquisition or investments, amend its articles of association or provide any loans to third parties. The exclusive call option agreement will remain effective until all equity interest in Yibo VIE held by its shareholders and all assets of Yibo VIE are transferred or assigned to ECMOHO Shanghai or its designated representatives.

Yibo VIE, under Generally Accepted Accounting Principles in the United States (“US GAAP”), is considered to be a consolidated VIE in which the Company, or its subsidiaries, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or one of its subsidiaries is the primary beneficiary of the entity. Through the aforementioned contractual agreements, the Company has the ability to:

●	exercise control over Yibo VIE whereby having the power to direct Yibo VIE’s activities that most significantly drive the economic results of Yibo VIE;
●	receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks and expected losses from the Yibo VIE as if it was their sole shareholder; and
●	have an exclusive option to purchase all of the equity interests in Yibo VIE.

In June 2019, Yang VIE entered into the VIE Agreements, including Exclusive Technology Support and Consulting Services Agreement, Powers of Attorney, Equity Pledge Agreement, Spousal Consent Letters and Exclusive Call Option Agreement which contain terms substantially similar to those entered into between Yibo VIE and ECMOHO Shanghai in 2018. Yang VIE was disposed in April 2020. See Note 3 - Divestment of subsidiaries and deconsolidation of VIEs for more details.

Management therefore concluded that the Company, through the above contractual arrangements, has the power to direct the activities that most significantly impact the VIEs’ economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the VIEs, and therefore the Company is the ultimate primary beneficiary of the VIEs. Consequently, the financial results of the VIEs were included in the Group’s consolidated financial statements.

The following table sets forth the assets, liabilities, results of operations and cash flows of VIEs and its subsidiary, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and VIE subsidiary are eliminated in the balances presented below:

	As of December 31,
	2020	2021
	US$	US$
Assets
Current assets
Cash and cash equivalents	5,511	9,570
Prepayments and other current assets	11,238	11,601
Total current assets	16,749	21,171
Total assets	16,749	21,171
Liabilities
Current liabilities
Salary and welfare payables	4,604	5,280
Tax payables	250	—
Accrued liabilities and other current liabilities	122,915	223,106
Total current liabilities	127,769	228,386
Total liabilities	127,769	228,386

	Year Ended December 31,
	2019	2020	2021
	US$	US$	US$
Net revenues	29,122	66,612	—
Net losses	(544,953)	(161,892)	(92,497)

	Year Ended December 31,
	2019	2020	2021
	US$	US$	US$
Net cash (used in)/provided by operating activities	(434,616)	763	3,884
Net cash provided by/(used in) financing activities	484,980	(25,636)	—
Net increase/(decrease) in cash and cash equivalents	50,364	(24,873)	3,884

In accordance with the aforementioned VIE agreements, the Company has power to direct activities of the VIEs, and can have assets transferred out of VIEs. Therefore, the Company considers that there is no asset in VIEs that can be used only to settle obligations of the VIEs, except for registered capital, as of December 31, 2020 and 2021. As the VIEs and their subsidiaries were incorporated as limited liability Company under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of the VIEs.

There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

There is no VIE where the Company has variable interest but is not the primary beneficiary.

The Group believes that the contractual arrangements among its shareholders and ECMOHO Shanghai comply with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.

The Company’s ability to control the VIEs also depends on the voting rights proxy and the effect of the share pledge under the Equity Pledge Agreement and ECMOHO Shanghai has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this voting right proxy is legally enforceable but may not be as effective as direct equity ownership.

(d)Divestitures

Yang Infinity (Shanghai) Biotechnology Co., Limited and Xianggui (Shanghai) Biotechnology Co., Ltd.

On April 27, 2020, Zoe Wang, the Group’s Chairman and Chief Executive Officer, and Leo Zeng, the Group’s Chief Operating Officer, (collectively “Sellers”) entered into a Share Transfer Agreement (the “Equity Transfer Agreement”) with Shanghai Xianggui Health Management Co. Ltd. (“Xianggui Health Management”), a related party. Pursuant to the Equity Transfer Agreement, the Sellers shall sell 100% equity interests in Yang VIE, which is a VIE of Xianggui (Shanghai) Biotechnology Co., Ltd.

On April 27, 2020, Yi Ling (Shanghai) Information Technology Co., Limited (“Yi Ling”), the Group’s wholly owned subsidiary, entered into a Share Transfer Agreement (the “Equity Transfer Agreement”) with Xianggui Health Management, a related party. Pursuant to the Equity Transfer Agreement, Yi Ling shall sell all of its 60% equity interests in Xianggui (Shanghai) Biotechnology Co., Ltd. (“Xianggui”), the Group’s 60% owned subsidiary, to Xianggui Health Management in exchange for RMB3,400,000 (approximately US$ 521,000). The Group’s decision to dispose of Yang VIE and Xianggui is to restructure its operating entities to improve its operating results within the e-commerce health and wellness industry. See Note 3 - Divestment of subsidiaries and deconsolidation of VIEs for more details.

Shanghai Jieshi Technology Co., Limited

On July 9, 2020, Yijiasancan (Shanghai) E-commerce Co., Ltd. (“Yijiasancan”), the Group’s wholly owned subsidiary, entered into a Share Transfer Agreement (the “Equity Transfer Agreement”) with Shanghai Xianggui Health Technology Co. Ltd. (“Xianggui Health Technology”), a related party. Pursuant to the Equity Transfer Agreement, Yijiasancan shall sell 100% equity interests in Shanghai Jieshi Technology Co., Limited (“Shanghai Jieshi”), the Group’s wholly owned subsidiary, to Xianggui Health Technology in exchange for RMB1,000,000 (approximately US$ 153,000). The Group’s decision to dispose of Shanghai Jieshi is to restructure its operating entities to improve its operating results within the e-commerce health and wellness industry. See Note 3 - Divestment of subsidiaries and deconsolidation of VIEs for more details.

Shanghai Hengshoutang Health Technology Co., Limited

On October 28, 2020, Yijiasancan, the Group’s wholly owned subsidiary, entered into a Share Transfer Agreement (the “Equity Transfer Agreement”) with Xianggui Health Technology, a related party. Pursuant to the Equity Transfer Agreement, Yijiasancan shall sell 70% equity interests in Shanghai Hengshoutang Health Technology Co., Limited (“Shanghai Hengshoutang”), the Group’s wholly owned subsidiary, to Xianggui Health Technology in exchange for RMB5,000,000 (approximately US$ 766,000). The Group’s decision to dispose of Shanghai Hengshoutang is to restructure its operating entities to improve its operating results within the e-commerce health and wellness industry. See Note 3 - Divestment of subsidiaries and deconsolidation of VIEs for more details.

Shanghai Juyi Information Technology Co., Ltd.

On September 2, 2021, Yijiasancan (Shanghai) E-commerce Co., Ltd. (“Yijiasancan”), the Group’s wholly owned subsidiary, entered into a Share Transfer Agreement (the “Equity Transfer Agreement”) with two individual related parties, among which, 70% was transferred to Daniel Wang, the Director, and 20% was transferred to Wang Wei , the IT Director, both related parties. Pursuant to the Equity Transfer Agreement, Yijiasancan shall sell 90% equity interests in Shanghai Juyi Information Technology Co., Limited (“Shanghai Juyi”), the Group’s wholly owned subsidiary, to two related parties, collectively at 90%, and the consideration is zero. The Group’s decision to dispose of Shanghai Juyi is to restructure its operating entities to improve its operating results within the e-commerce health and wellness industry. See Note 3 - Divestment of subsidiaries and deconsolidation of VIEs for more details.

Shanghai Boyi Information Technology Co., Ltd

On March 22, 2021, Shanghai ECMOHO Health Biotechnology Co., Ltd. (“ECMOHO Shanghai”), the Group’s wholly owned subsidiary, entered into a Share Transfer Agreement (the “Equity Transfer Agreement”) with Cui Yun and Wang Yang, both third parties. Pursuant to the Equity Transfer Agreement, ECMOHO Shanghai shall sell 51% equity interests in Shanghai Boyi Information Technology Co., Limited (“Shanghai Boyi”), the Group’s 51% owned subsidiary, to Cui Yun and Wang Yang at a consideration of RMB 2 (US$ 0.3). The Group’s decision to dispose of Shanghai Boyi is to restructure its operating entities to improve its operating results within the e-commerce health and wellness industry. See Note 3 - Divestment of subsidiaries and deconsolidation of VIEs for more details.